GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of changes in the carrying amount of goodwill

	2012	2013	2013
	RUR	RUR	$
Balance at the beginning of the period	754	750	22.9
Goodwill acquired	—	2,140	65.4
Foreign currency translation adjustment	(4)	25	0.8

Balance at the end of the period	750	2,915	89.1

Schedule of intangible assets, net of amortization

	2012			2013
	Cost	Less: Accumulated amortization	Net carrying value	Cost	Less: Accumulated amortization	Net carrying value	Net carrying value
	RUR	RUR	RUR	RUR	RUR	RUR	$
Content and software	283	(114)	169	489	(173)	316	9.7
Patents and licenses	161	(66)	95	167	(106)	61	1.8
Customer relationships	62	(13)	49	71	(18)	53	1.6
Contracts with suppliers	23	(19)	4	23	(22)	1	—
Non-compete agreements	17	(11)	6	14	(1)	13	0.4
Trade names and domain names	—	—	—	224	(4)	220	6.7

Total intangible assets	546	(223)	323	988	(324)	664	20.2

Schedule of estimated amortization expense for intangible assets

	RUR	$
For the year ending December 31, 2014	131	4.0
For the year ending December 31, 2015	91	2.8
For the year ending December 31, 2016	84	2.6
For the year ending December 31, 2017	80	2.4
For the year ending December 31, 2018	80	2.4
Thereafter	198	6.0

Total	664	20.2